EMPLOYEE BENEFIT PLANS - Schedule of Fair Value of Separate Accounts by Assets Category (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 47,725	$ 49,564	$ 46,160
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	47,725	49,564	$ 46,160
Defined Benefit Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	35,307	20,543
Defined Benefit Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	12,418	29,021
Defined Benefit Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	14,774	463
Defined Benefit Plans | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	14,774	463
Defined Benefit Plans | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Growth funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	7,235	7,262
Defined Benefit Plans | Growth funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	7,235	7,262
Defined Benefit Plans | Growth funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,245	1,236
Defined Benefit Plans | Real estate funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,245	1,236
Defined Benefit Plans | Real estate funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Commodity linked funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	528	544
Defined Benefit Plans | Commodity linked funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	528	544
Defined Benefit Plans | Commodity linked funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Equity income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	5,043	4,767
Defined Benefit Plans | Equity income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	5,043	4,767
Defined Benefit Plans | Equity income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Index funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,071	2,873
Defined Benefit Plans | Index funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,036	2,763
Defined Benefit Plans | Index funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	35	110
Defined Benefit Plans | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,796	1,986
Defined Benefit Plans | International equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	253	260
Defined Benefit Plans | International equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,543	1,726
Defined Benefit Plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	3,263	3,481
Defined Benefit Plans | Fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,745	1,742
Defined Benefit Plans | Fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,518	1,739
Defined Benefit Plans | Master limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,448	1,506
Defined Benefit Plans | Master limited partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,448	1,506
Defined Benefit Plans | Master limited partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	6,400
Defined Benefit Plans | Government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	6,400
Defined Benefit Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	7,301
Defined Benefit Plans | Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	7,301
Defined Benefit Plans | Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	9,322	11,745
Defined Benefit Plans | Common/collective trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Defined Benefit Plans | Common/collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 9,322	$ 11,745